Inventories, Net	12 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
Inventories, Net	Inventories, Net

Inventories are used in the manufacture and service of Restaurant/Retail hardware products. The components of inventory, net consist of the following:

	December 31,
(in thousands)	2023	2022
Finished goods	$13,530	$21,936
Work in process	216	383
Component parts	9,147	13,749
Service parts	667	1,464
Inventories, net	$23,560	$37,532

At December 31, 2023 and 2022, the Company had excess and obsolescence reserves of $9.0 million and $10.9 million, respectively, against inventories.